Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Australia: 3.0%
34,028		Ampol Ltd.	$806,174	0.3
256,898		Aurizon Holdings Ltd.	727,097	0.3
93,545		Australia & New Zealand Banking Group Ltd.	1,511,805	0.6
89,298		Brambles Ltd.	718,733	0.3
347,405		Medibank Pvt Ltd.	835,346	0.3
20,603		Rio Tinto Ltd.	1,427,469	0.5
11,218		Sonic Healthcare Ltd.	270,146	0.1
153,297		Telstra Corp., Ltd.	418,962	0.1
136,837		Transurban Group - Stapled Security	1,398,705	0.5
			8,114,437	3.0

		Belgium: 0.1%
3,702		UCB S.A.	289,269	0.1

		Canada: 4.9%
32,184		Bank of Nova Scotia	1,960,621	0.7
28,422		BCE, Inc.	1,436,026	0.5
33,000		Canadian Imperial Bank of Commerce - XTSE	1,669,392	0.6
8,926		Canadian Utilities Ltd.	288,925	0.1
38,974		Enbridge, Inc.	1,750,338	0.7
3,552		National Bank Of Canada	249,227	0.1
24,014		Pembina Pipeline Corp.	916,828	0.3
13,363		Royal Bank of Canada	1,302,959	0.5
9,679		Shaw Communications, Inc. - Class B	261,825	0.1
63,520		TELUS Corp.	1,462,317	0.6
13,280		Waste Connections, Inc.	1,771,154	0.7
			13,069,612	4.9

		China: 0.1%
94,000		BOC Hong Kong Holdings Ltd.	340,028	0.1
12,100,000	(1),(2)	China Hongxing Sports Ltd.	0	–
			340,028	0.1

		Denmark: 0.2%
7,814		Novozymes A/S	499,161	0.2

		Finland: 0.6%
11,165		Elisa OYJ	617,479	0.3
18,911		Kone Oyj	864,257	0.3
			1,481,736	0.6

		France: 2.4%
6,860		Air Liquide SA	943,125	0.4
23,629		AXA S.A.	544,470	0.2
12,042		BNP Paribas	568,950	0.2
15,618		Bouygues SA	472,126	0.2
4,520		Cie de Saint-Gobain	210,766	0.1
11,580		Cie Generale des Etablissements Michelin SCA	324,060	0.1
9,354		Dassault Systemes SE	401,207	0.2
2,720		Ipsen SA	275,146	0.1
10,112	(3)	La Francaise des Jeux SAEM	361,179	0.1
6,422		Legrand S.A.	525,759	0.2
141,675		Orange SA	1,447,692	0.5
3,824		SEB SA	321,943	0.1
			6,396,423	2.4

		Germany: 1.6%
35,217		Deutsche Post AG	1,406,557	0.5
44,895		Deutsche Telekom AG	852,956	0.3
15,674		GEA Group AG	585,070	0.2
8,024	(3)	Scout24 SE	458,718	0.2
8,750		Symrise AG	1,020,995	0.4
			4,324,296	1.6

		Hong Kong: 1.9%
84,000		CK Hutchison Holdings Ltd.	557,196	0.2
272,000		HKT Trust & HKT Ltd. - Stapled Security	381,103	0.2
11,600		Jardine Matheson Holdings Ltd.	612,664	0.2
184,000		Link REIT	1,540,877	0.6
150,000		MTR Corp.	794,326	0.3
121,500		Power Assets Holdings Ltd.	795,551	0.3
108,000		SITC International Holdings Co. Ltd.	367,732	0.1
			5,049,449	1.9

		Ireland: 0.9%
8,918		CRH PLC	342,219	0.1
12,586		DCC PLC	821,735	0.3
14,308		Medtronic PLC	1,323,776	0.5
			2,487,730	0.9

		Israel: 0.2%
10,199	(4)	ZIM Integrated Shipping Services Ltd.	508,114	0.2

		Italy: 1.1%
123,808		ENI S.p.A.	1,488,239	0.6
49,367		FinecoBank Banca Fineco SpA	613,529	0.2
111,268	(3),(4)	Poste Italiane SpA	934,682	0.3
			3,036,450	1.1

		Japan: 7.1%
21,900		Dai Nippon Printing Co., Ltd.	483,275	0.2
394,900		ENEOS Holdings, Inc.	1,527,633	0.6
49,900		Japan Tobacco, Inc.	895,985	0.3
20,300		McDonald's Holdings Co. Japan Ltd.	761,970	0.3
68,900		Mitsubishi HC Capital, Inc.	333,883	0.1
91,300		Mizuho Financial Group, Inc.	1,088,878	0.4
3,200		Nintendo Co., Ltd.	1,430,955	0.5
40,700		Nippon Telegraph & Telephone Corp.	1,162,609	0.4
14,500		Ono Pharmaceutical Co., Ltd.	407,724	0.2
39,700		Osaka Gas Co., Ltd.	713,731	0.3
21,800		Secom Co., Ltd.	1,456,024	0.5

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
73,200		Sekisui House Ltd.	$1,296,474	0.5
20,700		SG Holdings Co. Ltd.	395,050	0.1
86,800		Sumitomo Chemical Co., Ltd.	341,118	0.1
51,300		Sumitomo Mitsui Financial Group, Inc.	1,609,389	0.6
47,100		Sumitomo Mitsui Trust Holdings, Inc.	1,547,200	0.6
59,500		Takeda Pharmaceutical Co., Ltd.	1,745,742	0.6
25,400		Tokio Marine Holdings, Inc.	1,486,914	0.6
26,700		Tokyo Gas Co., Ltd.	524,413	0.2
			19,208,967	7.1

		Netherlands: 0.6%
15,798		Wolters Kluwer NV	1,715,692	0.6

		New Zealand: 0.1%
100,429		Spark New Zealand Ltd.	322,937	0.1

		Singapore: 0.1%
104,700		Singapore Technologies Engineering Ltd.	305,280	0.1

		Spain: 0.7%
14,907	(4)	ACS Actividades de Construccion y Servicios SA	358,328	0.2
1,485	(2)	Iberdrola S.A.	15,858	0.0
53,463		Iberdrola S.A. - IBEE	570,901	0.2
71,516		Repsol SA	890,961	0.3
			1,836,048	0.7

		Switzerland: 2.0%
16,544		Holcim AG	775,726	0.3
2,332		Roche Holding AG-GENUSSCHEIN	774,235	0.3
2,983		Swisscom AG	1,612,722	0.6
5,105		Zurich Insurance Group AG	2,228,477	0.8
			5,391,160	2.0

		United Kingdom: 5.2%
55,151		3i Group PLC	856,926	0.3
25,653		Admiral Group Plc	599,554	0.2
148,290		Amcor PLC	1,920,355	0.7
309,418		Aviva PLC	1,498,464	0.6
49,325		British American Tobacco PLC	1,932,741	0.7
93,383		GSK PLC	1,962,003	0.7
116,729	(2)	Haleon PLC	414,803	0.1
16,413		Hikma Pharmaceuticals PLC	346,923	0.1
82,799		Imperial Brands PLC	1,817,969	0.7
352,030		M&G PLC	917,641	0.4
98,223		Natwest Group PLC	298,329	0.1
123,010		The Sage Group PLC	1,060,119	0.4
36,500		United Utilities Group PLC	484,960	0.2
			14,110,787	5.2

		United States: 66.5%
27,781		AbbVie, Inc.	3,986,851	1.5
10,595		AECOM	762,840	0.3
2,270		Agilent Technologies, Inc.	304,407	0.1
8,823		Air Products & Chemicals, Inc.	2,190,133	0.8
6,063		Allegion Public Ltd.	640,859	0.2
12,400		Allstate Corp.	1,450,428	0.5
19,700		Amdocs Ltd.	1,715,082	0.6
56		Amdocs Ltd.	4,875	0.0
12,385		Amgen, Inc.	3,064,916	1.1
6,728		AO Smith Corp.	425,681	0.2
3,439		Aptargroup, Inc.	370,587	0.1
8,503		Assurant, Inc.	1,494,657	0.6
12,508		Avnet, Inc.	598,758	0.2
21,418		Axis Capital Holdings Ltd.	1,081,395	0.4
4,888		Bank of Hawaii Corp.	391,578	0.1
24,313		Bank OZK	974,951	0.4
8,381		Baxter International, Inc.	491,629	0.2
8,803		Becton Dickinson & Co.	2,150,661	0.8
2,781		Blackrock, Inc.	1,860,990	0.7
3,835		Booz Allen Hamilton Holding Corp.	368,083	0.1
42,758		Bristol-Myers Squibb Co.	3,154,685	1.2
27,256		Cardinal Health, Inc.	1,623,367	0.6
18,709		Chevron Corp.	3,064,160	1.1
5,665		Church & Dwight Co., Inc.	498,350	0.2
1,798		Cigna Corp.	495,097	0.2
69,951		Cisco Systems, Inc.	3,173,677	1.2
21,309		Citigroup, Inc.	1,105,937	0.4
5,260		Coca-Cola Co.	337,534	0.1
26,105		Colgate-Palmolive Co.	2,055,508	0.8
18,145		ConocoPhillips	1,767,867	0.7
12,185		CVS Health Corp.	1,165,861	0.4
11,798		Digital Realty Trust, Inc.	1,562,645	0.6
21,243		Dolby Laboratories, Inc.	1,644,208	0.6
1,670		Dollar General Corp.	414,878	0.2
28,848		DT Midstream, Inc.	1,587,505	0.6
13,355		DTE Energy Co.	1,740,156	0.6
22,450		Duke Energy Corp.	2,467,929	0.9
10,478		Duke Realty Corp.	655,504	0.2
11,689		Electronic Arts, Inc.	1,533,947	0.6
2,010		Elevance Health, Inc.	958,971	0.4
22,615		Emerson Electric Co.	2,036,933	0.8
14,059		Entergy Corp.	1,618,613	0.6
4,361		Everest Re Group Ltd.	1,139,747	0.4
24,325		Evergy, Inc.	1,660,425	0.6
7,438		Eversource Energy	656,180	0.2
1,540		Extra Space Storage, Inc.	291,861	0.1
3,492		Factset Research Systems, Inc.	1,500,443	0.6
3,352		FedEx Corp.	781,318	0.3
14,380		First American Financial Corp.	834,040	0.3
11,692		First Industrial Realty Trust, Inc.	607,399	0.2
60,732		Flowers Foods, Inc.	1,725,396	0.6
22,984		FNB Corp.	274,889	0.1
7,118		Fortive Corp.	458,755	0.2
24,040		Gaming and Leisure Properties, Inc.	1,249,840	0.5
31,611		General Mills, Inc.	2,364,187	0.9

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
20,475	Genpact Ltd.	$984,438	0.4
40,901	Gentex Corp.	1,154,226	0.4
12,517	Genuine Parts Co.	1,913,474	0.7
35,256	Gilead Sciences, Inc.	2,106,546	0.8
4,554	Greif, Inc. - Class A	321,603	0.1
5,540	Hancock Whitney Corp.	270,407	0.1
7,523	Hanover Insurance Group, Inc.	1,026,664	0.4
23,800	Hartford Financial Services Group, Inc.	1,534,386	0.6
4,441	Hasbro, Inc.	349,596	0.1
7,853	Hershey Co.	1,790,170	0.7
29,627	Highwoods Properties, Inc.	1,053,832	0.4
10,526	International Bancshares Corp.	461,670	0.2
11,268	International Business Machines Corp.	1,473,742	0.5
24,559	Iron Mountain, Inc.	1,190,866	0.4
34,069	Johnson & Johnson	5,945,722	2.2
18,990	Johnson Controls International plc	1,023,751	0.4
37,389	Juniper Networks, Inc.	1,048,014	0.4
26,947	Kellogg Co.	1,991,922	0.7
27,482	Keurig Dr Pepper, Inc.	1,064,653	0.4
7,868	Kilroy Realty Corp.	426,288	0.2
2,263	Kimberly-Clark Corp.	298,241	0.1
3,903	Lamar Advertising Co.	394,437	0.1
7,570	Life Storage, Inc.	952,987	0.4
16,084	Loews Corp.	936,893	0.4
11,473	Manpowergroup, Inc.	899,598	0.3
19,900	Marathon Petroleum Corp.	1,824,034	0.7
14,388	Marsh & McLennan Cos., Inc.	2,359,056	0.9
5,516	McKesson Corp.	1,884,155	0.7
18,113	MDU Resources Group, Inc.	517,488	0.2
42,491	Merck & Co., Inc.	3,796,146	1.4
26,471	Metlife, Inc.	1,674,291	0.6
14,072	Mondelez International, Inc.	901,171	0.3
8,354	Morgan Stanley	704,242	0.3
4,981	MSC Industrial Direct Co.	411,729	0.2
18,476	National Fuel Gas Co.	1,336,554	0.5
34,887	National Retail Properties, Inc.	1,660,970	0.6
12,334	National Storage Affiliates Trust	676,397	0.3
15,106	NetApp, Inc.	1,077,511	0.4
1,565	NewMarket Corp.	486,402	0.2
43,865	NiSource, Inc.	1,333,496	0.5
66,511	Old Republic International Corp.	1,547,711	0.6
–	(2) Omega Healthcare Investors, Inc.	–	–
10,771	Packaging Corp. of America	1,514,510	0.6
19,865	PepsiCo, Inc.	3,475,580	1.3
64,126	Pfizer, Inc.	3,239,004	1.2
14,845	Philip Morris International, Inc.	1,442,192	0.5
19,216	Phillips 66	1,710,224	0.6
57,923	PPL Corp.	1,684,401	0.6
7,674	Premier, Inc.	295,142	0.1
32,787	Procter & Gamble Co.	4,554,442	1.7
2,205	ProLogis, Inc.	292,295	0.1
20,954	Prosperity Bancshares, Inc.	1,552,482	0.6
19,406	Reynolds Consumer Products, Inc.	563,938	0.2
3,727	Rockwell Automation, Inc.	951,429	0.4
3,765	Roper Technologies, Inc.	1,644,063	0.6
3,486	Ryder System, Inc.	273,024	0.1
2,296	S&P Global, Inc.	865,431	0.3
8,266	Sempra Energy	1,370,503	0.5
21,282	Service Corp. International	1,584,658	0.6
8,485	Silgan Holdings, Inc.	377,583	0.1
9,779	SL Green Realty Corp.	485,527	0.2
6,104	Snap-On, Inc.	1,367,601	0.5
24,031	Sonoco Products Co.	1,525,728	0.6
–	(2) Spirit Realty Capital, Inc.	–	–
9,749	T. Rowe Price Group, Inc.	1,203,709	0.4
10,603	Targa Resources Corp.	732,773	0.3
15,320	Texas Instruments, Inc.	2,740,595	1.0
6,846	Travelers Cos, Inc.	1,086,460	0.4
6,705	UMB Financial Corp.	606,803	0.2
6,743	United Parcel Service, Inc. - Class B	1,314,143	0.5
1,554	UnitedHealth Group, Inc.	842,796	0.3
43,044	US Bancorp	2,031,677	0.8
2,028	Valero Energy Corp.	224,642	0.1
7,563	Verisk Analytics, Inc.	1,438,861	0.5
69,688	Verizon Communications, Inc.	3,218,889	1.2
15,984	Washington Federal, Inc.	545,534	0.2
9,634	WEC Energy Group, Inc.	1,000,106	0.4
8,531	Wells Fargo & Co.	374,255	0.1
13,345	WestRock Co.	565,294	0.2
58,406	Williams Cos., Inc.	1,991,061	0.7
20,630	WP Carey, Inc.	1,842,259	0.7
6,461	Zoetis, Inc.	1,179,456	0.4
		179,051,722	66.5

	Total Common Stock
	(Cost $252,381,754)	267,539,298	99.3

EXCHANGE-TRADED FUNDS: 0.2%
4,220	iShares MSCI EAFE Value Index ETF	187,072	0.1
2,588	iShares Russell 1000 Value ETF	399,924	0.1

	Total Exchange-Traded Funds
	(Cost $606,028)	586,996	0.2

	Total Long-Term Investments
	(Cost $252,987,782)	268,126,294	99.5

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 0.6%
525,299	(5) JPMorgan Securities LLC, Repurchase Agreement dated 07/29/22, 2.25%, due 08/01/22 (Repurchase Amount $525,396, collateralized by various U.S. Government Securities, 0.250%-2.750%, Market Value plus accrued interest $535,805, due 02/28/25-04/30/27)	$525,299	0.2
1,000,000	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 07/29/22, 2.30%, due 08/01/22 (Repurchase Amount $1,000,189, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 08/25/22-05/20/52)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $1,525,299)	1,525,299	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
4,125,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.870%
	(Cost $4,125,000)	4,125,000	1.5

	Total Short-Term Investments
	(Cost $5,650,299)	5,650,299	2.1

	Total Investments in Securities (Cost $258,638,081)	$273,776,593	101.6
	Liabilities in Excess of Other Assets	(4,305,553)	(1.6)
	Net Assets	$269,471,040	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	20.0%
Health Care	16.4
Industrials	11.4
Consumer Staples	10.4
Energy	7.5
Utilities	6.8
Information Technology	6.5
Communication Services	6.2
Real Estate	5.5
Materials	5.4
Consumer Discretionary	3.2
Exchange-Traded Funds	0.2
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,114,437	$–	$8,114,437
Belgium	–	289,269	–	289,269
Canada	13,069,612	–	–	13,069,612
China	–	340,028	–	340,028
Denmark	–	499,161	–	499,161
Finland	–	1,481,736	–	1,481,736
France	–	6,396,423	–	6,396,423
Germany	–	4,324,296	–	4,324,296
Hong Kong	–	5,049,449	–	5,049,449
Ireland	1,323,776	1,163,954	–	2,487,730
Israel	508,114	–	–	508,114
Italy	–	3,036,450	–	3,036,450
Japan	–	19,208,967	–	19,208,967
Netherlands	–	1,715,692	–	1,715,692
New Zealand	–	322,937	–	322,937
Singapore	–	305,280	–	305,280
Spain	–	1,836,048	–	1,836,048
Switzerland	–	5,391,160	–	5,391,160
United Kingdom	2,335,158	11,775,629	–	14,110,787
United States	179,051,722	–	–	179,051,722
Total Common Stock	196,288,382	71,250,916	–	267,539,298
Exchange-Traded Funds	586,996	–	–	586,996
Short-Term Investments	4,125,000	1,525,299	–	5,650,299
Total Investments, at fair value	$201,000,378	$72,776,215	$–	$273,776,593

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $259,830,239.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$28,803,367
Gross Unrealized Depreciation	(14,817,110)

Net Unrealized Appreciation	$13,986,257